Note 9 - Summary of Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Options outstanding (in shares)	5,487,752	6,851,352
Options outstanding (in dollars per share)	$ 0.24	$ 0.24
Granted (in shares)	5,340,000	780,000
Granted (in dollars per share)	$ 0.32	$ 0.24
Exercised (in shares)	(2,590,536)	(2,143,600)
Exercised (in dollars per share)	$ 0.20	$ 0.23
Options outstanding (in shares)	3,463,600	5,487,752
Options outstanding (in dollars per share)	$ 0.27	$ 0.24
Cancelled (in shares)	(4,773,616)
Cancelled (in dollars per share)	$ 0.22
Options exercisable at December 31, 2015 (in shares)	3,463,600
Options exercisable at December 31, 2015 (in dollars per share)	$ 0.27